Loss per share (Tables)	12 Months Ended
Dec. 31, 2022
Loss per share
Summary of basic and diluted loss per share

	2022	2021

Net loss for the year	$28,669	$30,699
Weighted average number of common shares	20,829,861	20,464,168
Basic and diluted loss per share	$1.38	$1.50